Income tax - Income before income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income before income tax
Income before income taxes	¥ 2,362,908	$ 337,891	¥ 1,719,015	¥ 982,093
Cayman Islands
Income before income tax
Income before income taxes	(1,765)		12,994	2,750
Hong Kong, China
Income before income tax
Income before income taxes	11,537		13,632	7,844
Chinese Mainland
Income before income tax
Income before income taxes	¥ 2,353,136		¥ 1,692,389	¥ 971,499